Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Sep. 30, 2019	Mar. 31, 2019
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,713.3	¥ 1,656.9
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,457.5	1,409.6
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	237.6	230.5
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	7.2	6.4
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.2	0.2
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	7.8	7.2
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.0	¥ 3.0

[1]	Includes both written and purchased positions.